Related Party Transactions and Balances - Additional Information (Detail) $ in Thousands, shares in Millions			1 Months Ended				3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 10, 2013 USD ($)	May. 02, 2013 USD ($) ExtensionOptions shares	Dec. 31, 2014 USD ($)	Mar. 31, 2014 Vessel	Jan. 31, 2014 Vessel	May. 31, 2013 USD ($) ExtensionOptions	Jun. 30, 2015 USD ($) Vessel	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) Vessel	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Due from affiliates			$ 44,225				$ 37,856		$ 37,856			$ 44,225
Due to affiliates			108,941				143,742		143,742			108,941
Equity distribution									115,460
Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
Percentage of ownership in acquired entity after acquisition		100.00%
Additional term of contract		1 year
Entity acquired, purchase price									503,100
Net assumed debt on purchase							$ 273,100		273,100
Liabilities assumed on business combination		$ 230,000
Excess purchase price over book value									201,800
Carrying value in excess of fair value									4,300
Common units issued | shares		1.4
Dropdown Predecessor [Member] | Indemnification Agreement [Member]
Related Party Transaction [Line Items]
Indemnification amount												41,100
Dropdown Predecessor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor		5 years
Number of extension options | ExtensionOptions		10
Dropdown Predecessor [Member] | Initial [Member]
Related Party Transaction [Line Items]
Entity acquired, purchase price		$ 540,000
Itajai FPSO Joint Venture [Member]
Related Party Transaction [Line Items]
Entity acquired, purchase price	$ 53,800
Resolution of contractual items, Aggregate reimbursement												6,100
Return of aggregate reimbursements from resolution of contractual terms												$ (6,100)
Navion Clipper [Member]
Related Party Transaction [Line Items]
Shipbuilding and supervision costs									3,500
Operating lease arrangement period, lessor						10 years
Randgrid shuttle tanker [Member]
Related Party Transaction [Line Items]
Shipbuilding and supervision costs									$ 3,700
Operating lease arrangement period, lessor									3 years
Percentage of interest in joint venture						67.00%
Additional term of contract									1 year
Number of extension options | ExtensionOptions						12
Estimated cost of project						$ 273,000
Petrojarl I FPSO [Member]
Related Party Transaction [Line Items]
Entity acquired, purchase price			57,000
Estimated cost of project			$ 231,000
Interest rate, percentage			6.50%									6.50%
Affiliated Entity [Member] | Shuttle Tanker [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel							2		2
Affiliated Entity [Member] | Conventional Tanker [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel							4		4
Affiliated Entity [Member] | FSO Segment [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel							3		3
Teekay Corporation [Member] | Conventional Tanker [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel				2	2
Percentage of interest in joint venture				50.00%	50.00%
Equity distribution							$ 300	$ 300	$ 600	$ 400
Teekay Corporation [Member] | Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
Equity distribution												$ 71,400
Teekay Corporation [Member] | Dropdown Predecessor [Member] | Indemnification Agreement [Member]
Related Party Transaction [Line Items]
Indemnification amount											$ 34,900
Teekay Corporation [Member] | Dropdown Predecessor [Member] | Production Shortfalls [Member] | Indemnification Agreement [Member]
Related Party Transaction [Line Items]
Indemnification amount												3,500
Teekay Corporation [Member] | Dropdown Predecessor [Member] | Unrecovered Repair Cost [Member] | Indemnification Agreement [Member]
Related Party Transaction [Line Items]
Indemnification amount												3,500
Teekay Corporation [Member] | Dropdown Predecessor [Member] | Preacquisition Capital Expenditures [Member] | Indemnification Agreement [Member]
Related Party Transaction [Line Items]
Indemnification amount												2,700
Teekay Corporation [Member] | Itajai FPSO Joint Venture [Member]
Related Party Transaction [Line Items]
Percentage of interest in joint venture	50.00%
Teekay Corporation [Member] | Petrojarl I FPSO [Member]
Related Party Transaction [Line Items]
Equity distribution												$ 12,400